Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (172)	$ (244)	$ (602)	$ (539)		$ (916)		$ (1,477)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation				3		3		22
Depreciation					[1]		[1]	1
Decrease (increase) in other accounts receivable		12	7	(11)
Decrease in other account payables and accrued expenses	(29)	114	(37)	22		(40)		45
Impairment loss of investment in Parent Company	10		147			162
Increase in Parent Company	184	107	483	498		769		1,233
Decrease (increase) in prepaid expenses						(7)		209
Changes in fair value of the derivative related to service agreement							[1]
Net cash provided by (used in) operating activities	(7)	(11)	(2)	(27)		(29)		33
Cash flows from investing activities:
Purchase of property and equipment								(3)
Proceeds from sale of property and equipment								3
Net cash used in investing activities
Change in cash and cash equivalents	(7)	(11)	(2)	(27)		(29)		33
Cash and cash equivalents at the beginning of the period	18	26	13	42		42		9
Cash and cash equivalents at the end of the period	$ 11	$ 15	$ 11	$ 15		$ 13		$ 42

[1]	Represents an amount lower than $1